Net (Loss) Income Per Common Share (Details 2)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net loss per common share
Outstanding securities excluded from the computation of diluted weighted shares outstanding, as their effects on net (loss) income per share would have been anti dilutive			1,533,642	11,021,220	11,220,369	11,455,999
Stock options
Net loss per common share
Outstanding securities excluded from the computation of diluted weighted shares outstanding, as their effects on net (loss) income per share would have been anti dilutive	1,488,174	1,484,072	1,488,174	1,484,072	1,291,917	1,907,568
Warrants
Net loss per common share
Outstanding securities excluded from the computation of diluted weighted shares outstanding, as their effects on net (loss) income per share would have been anti dilutive	45,468	45,468	45,468	45,468	45,468	46,751
Convertible preferred stock
Net loss per common share
Outstanding securities excluded from the computation of diluted weighted shares outstanding, as their effects on net (loss) income per share would have been anti dilutive		9,491,680		9,491,680	9,491,680	9,491,680